Offerings - Offering: 1	May 20, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	12,777,777
Proposed Maximum Offering Price per Unit | $ / shares	45
Maximum Aggregate Offering Price	$ 574,999,965
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,407.5
Offering Note

(1)	Assumes exercise in full of the underwriters’ option to purchase up to 1,666,666 additional shares of common stock.

(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form S-3ASR (Registration No. 333-289490) paid with the filing of this prospectus supplement.